Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exposures to Foreign Currency

The Group’s exposures to foreign currency are as follows:

	31.12.2024
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	625	3,997	63,161	253
Cash and bank balances	133,884	7,212	13,124	1,117
Financial liabilities	(870)	—	—	—
Trade and other receivables	(7,628)	(3,522)	(7,238)	(4,808)
Net assets/(liabilities)	126,011	7,687	69,047	(3,438)

	31.12.2025
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	309	21,088	78,667	152
Cash and bank balances	109,713	1,231	18,573	1,334
Financial liabilities	(176)	—	—	—
Trade and other payables	(11,642)	(8,283)	(2,683)	(12,589)
Net assets/(liabilities)	98,204	14,036	94,557	(11,103)
US$’000	14,186	2,028	13,659	(1,604)

Summary of Information about Credit Risk on Trade Receivables using Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2024	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	12.6%	0.4%	7.8%	15.7%	21.2%	71.4%
Estimated total gross carrying amount at default	1,828,773	653,519	641,862	225,739	154,973	152,680
Expected credit loss	229,694	2,561	49,750	35,500	32,818	109,065

		Trade receivables
			Days past due
As of December 31, 2025	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	10.0%	1.2%	1.6%	0.5%	1.0%	80.5%
Estimated total gross carrying amount at default	2,733,386	1,030,594	929,463	290,826	179,201	303,302
Expected credit loss	274,457	11,874	15,196	1,567	1,743	244,077

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial assets and liabilities, as well as lease liabilities, based on contractual undiscounted payments.

	1 year or less	1 to 5 years	After 5 years	Total
As of December 31, 2024	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	8,578,001	—	—	8,578,001
Other receivables, excluding tax recoverable	397,302	—	—	397,302
Cash and bank balances	6,433,593	—	—	6,433,593
	15,408,896	—	—	15,408,896
Financial liabilities
Loans and borrowings	1,903,247	645,124	—	2,548,371
Trade and other payables (Note 23)	10,230,724	171,768	—	10,402,492
Lease liabilities	34,335	30,711	758	65,804
Other financial liability	—	81,368	—	81,368
	12,168,306	928,971	758	13,098,035

	1 year or less	1 to 5 years	After 5 years	Total	Total
As of December 31, 2025	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	10,878,223	—	—	10,878,223	1,571,362
Other receivables, excluding tax recoverable	221,700	—	—	221,700	32,024
Cash and bank balances	7,913,083	—	—	7,913,083	1,143,047
	19,013,006	—	—	19,013,006	2,746,433
Financial liabilities
Loans and borrowings	2,016,653	20,225	—	2,036,878	294,227
Trade and other payables (Note 23)	14,421,602	151,862	—	14,573,464	2,105,140
Lease liabilities	37,350	33,694	14,300	85,344	12,328
Other financial liability	—	81,368	—	81,368	11,754
	16,475,605	287,149	14,300	16,777,054	2,423,449

Foreign currency risk [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Singapore Dollar	12,601	9,820	1,419
Euro	769	1,404	203
US Dollar	6,905	9,456	1,366